UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2016

Item 1.

Reports to Stockholders

Fidelity® SAI Long-Term Treasury Bond Index Fund

Shares are offered only to certain other Fidelity® funds advised by the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Annual Report

February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of February 29, 2016

% of fund's investments
2 - 2.99%	19.9
3 - 3.99%	56.2
4 - 4.99%	22.1
5 - 5.99%	1.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Weighted Average Maturity as of February 29, 2016

Years	26.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

Years	18.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Investments February 29, 2016

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
2.5% 2/15/45	$33,248,800	$32,408,503
2.75% 8/15/42	18,639,500	19,317,363
2.75% 11/15/42	22,970,100	23,770,470
2.875% 5/15/43	32,826,200	34,734,223
2.875% 8/15/45	33,252,100	35,017,321
3% 5/15/42	12,543,700	13,680,473
3% 11/15/44	33,246,800	35,926,027
3% 5/15/45	33,257,800	35,909,345
3% 11/15/45	33,385,000	36,080,572
3.125% 11/15/41	11,583,700	12,954,283
3.125% 2/15/42	14,453,100	16,154,158
3.125% 2/15/43	23,319,600	25,923,023
3.125% 8/15/44	33,251,800	36,865,340
3.375% 5/15/44	33,236,800	38,667,627
3.5% 2/15/39	9,548,200	11,410,099
3.625% 8/15/43	27,211,600	33,210,914
3.625% 2/15/44	33,048,500	40,272,704
3.75% 8/15/41	12,893,700	15,975,088
3.75% 11/15/43	32,826,100	40,974,917
3.875% 8/15/40	13,300,700	16,748,494
4.25% 5/15/39	9,489,100	12,611,602
4.25% 11/15/40	13,592,800	18,080,014
4.375% 2/15/38	5,406,200	7,334,483
4.375% 11/15/39	10,603,200	14,331,306
4.375% 5/15/40	14,846,700	20,083,057
4.375% 5/15/41	11,603,700	15,748,855
4.5% 5/15/38	6,093,300	8,405,896
4.5% 8/15/39	10,031,000	13,796,938
4.625% 2/15/40	17,638,900	24,679,996
4.75% 2/15/37	3,999,000	5,680,300
4.75% 2/15/41	14,638,900	20,904,466
5% 5/15/37	4,801,800	7,051,520
		724,709,377
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $682,579,378)		724,709,377
	Maturity Amount	Value

Cash Equivalents - 0.8%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) #
(Cost $5,606,000)	5,606,062	5,606,000
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $688,185,378)		730,315,377
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,906,308)
NET ASSETS - 100%		$728,409,069

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/ Counterparty	Value
$5,606,000 due 3/01/16 at 0.4%
Commerz Markets LLC	$5,606,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016
Assets
Investment in securities, at value (including repurchase agreements of $5,606,000) — See accompanying schedule: Unaffiliated issuers (cost $688,185,378)		$730,315,377
Cash		761
Receivable for investments sold		15,809,087
Receivable for fund shares sold		1,281,027
Interest receivable		3,510,853
Prepaid expenses		14,081
Receivable from investment adviser for expense reductions		2,553
Total assets		750,933,739
Liabilities
Payable for investments purchased	$21,584,007
Payable for fund shares redeemed	810,113
Distributions payable	2,597
Accrued management fee	24,801
Other affiliated payables	60,465
Other payables and accrued expenses	42,687
Total liabilities		22,524,670
Net Assets		$728,409,069
Net Assets consist of:
Paid in capital		$684,416,443
Distributions in excess of net investment income		(18,137)
Accumulated undistributed net realized gain (loss) on investments		1,880,764
Net unrealized appreciation (depreciation) on investments		42,129,999
Net Assets, for 68,166,842 shares outstanding		$728,409,069
Net Asset Value, offering price and redemption price per share ($728,409,069 ÷ 68,166,842 shares)		$10.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period October 8, 2015 (commencement of operations) to February 29, 2016
Investment Income
Interest		$7,177,368
Expenses
Management fee	$103,368
Transfer agent fees	193,816
Accounting fees and expenses	59,664
Custodian fees and expenses	2,769
Independent trustees' compensation	809
Registration fees	103,749
Audit	45,277
Legal	53
Miscellaneous	386
Total expenses before reductions	509,891
Expense reductions	(125,558)	384,333
Net investment income (loss)		6,793,035
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,887,667
Total net realized gain (loss)		1,887,667
Change in net unrealized appreciation (depreciation) on investment securities		42,129,999
Net gain (loss)		44,017,666
Net increase (decrease) in net assets resulting from operations		$50,810,701

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period October 8 ,2015 (commencement of operations) to February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,793,035
Net realized gain (loss)	1,887,667
Change in net unrealized appreciation (depreciation)	42,129,999
Net increase (decrease) in net assets resulting from operations	50,810,701
Distributions to shareholders from net investment income	(6,807,638)
Share transactions
Proceeds from sales of shares	822,921,630
Reinvestment of distributions	6,795,424
Cost of shares redeemed	(145,311,048)
Net increase (decrease) in net assets resulting from share transactions	684,406,006
Total increase (decrease) in net assets	728,409,069
Net Assets
Beginning of period	–
End of period (including distributions in excess of net investment income of $18,137)	$728,409,069
Other Information
Shares
Sold	81,621,324
Issued in reinvestment of distributions	667,163
Redeemed	(14,121,645)
Net increase (decrease)	68,166,842

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI Long-Term Treasury Bond Index Fund

Years ended February 28,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.107
Net realized and unrealized gain (loss)	.689
Total from investment operations	.796
Distributions from net investment income	(.106)
Total distributions	(.106)
Net asset value, end of period	$10.69
Total ReturnC,D	8.02%
Ratios to Average Net AssetsE
Expenses before reductions	.20%F
Expenses net of fee waivers, if any	.15%F
Expenses net of all reductions	.15%F
Net investment income (loss)	2.65%F
Supplemental Data
Net assets, end of period (000 omitted)	$728,409
Portfolio turnover rate	18%G

 A For the period October 8, 2015 (commencement of operations) to February 29, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2016

1. Organization.

Fidelity SAI Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 29, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$42,062,509
Gross unrealized depreciation	(92,035)
Net unrealized appreciation (depreciation) on securities	$41,970,474
Tax Cost	$688,344,903

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,022,153
Net unrealized appreciation (depreciation) on securities and other investments	$41,970,474

The tax character of distributions paid was as follows:

February 29, 2016
Ordinary Income	$6,807,638

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of 0.04% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .15% of average net assets. This reimbursement will remain in place through April 30, 2017. Some expenses, for example interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $125,548.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Long-Term Treasury Bond Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity SAI Long-Term Treasury Bond Index Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of February 29, 2016, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from October 8, 2015 (commencement of operations) to February 29, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity SAI Long-Term Treasury Bond Index Fund as of February 29, 2016, and the results of its operations, the changes in its net assets and the financial highlights for the period from October 8, 2015 (commencement of operations) to February 29, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 20, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 239 funds. Ms. Acton and Mr. Engler each oversees 234 funds. Mr. von Kuhn oversees 163 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 8, 2015 to February 29, 2016). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value February 29, 2016	Expenses Paid During Period
Actual	.15%	$1,000.00	$1,080.20	$.62-B
Hypothetical-C		$1,000.00	$1,024.12	$.75-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 145/366 (to reflect the period October 8, 2015 to February 29, 2016).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Distributions (Unaudited)

The Board of Trustees of Fidelity SAI Long-Term Treasury Bond Index Fund voted to pay on April 18, 2016 to shareholders of record at the opening of business on April 15, 2016, a distribution of $0.030 per share derived from capital gains realized from sales of portfolio securities.

A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Long-Term Treasury Bond Index Fund

On July 16, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers experience in managing other bond index funds under the Board's supervision.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed management fee and the projected total expense ratio of the fund after the effect of the contractual expense cap referred to in the next paragraph in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median expense ratio of the No-Load peer group, but above the median expense ratio of funds in the Institutional peer group. The Board considered FMR's representation that it believes the expense structure of the fund more closely resembles funds in the No-Load retail universe due to the retail-like distribution and shareholder servicing characteristics of the fund and that the fund ranks below median compared to the No-Load peer group.

The Board also noted that FMR had contractually agreed to reimburse the fund through April 30, 2017 to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed 0.15%.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SV5-ANN-0416
1.9869414.100

Spartan® Short-Term Treasury Bond Index Fund
Investor Class and Fidelity Advantage® Class

Spartan® Intermediate Treasury Bond Index Fund
Investor Class and Fidelity Advantage® Class

Spartan® Long-Term Treasury Bond Index Fund
Investor Class and Fidelity Advantage® Class

Annual Report

February 29, 2016

Contents

Management's Discussion of Fund Performance
Spartan® Short-Term Treasury Bond Index Fund
Investment Summary
Investments
Financial Statements
Spartan® Intermediate Treasury Bond Index Fund
Investment Summary
Investments
Financial Statements
Spartan® Long-Term Treasury Bond Index Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Spartan® Short-Term Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 29, 2016	Past 1 year	Past 5 years	Past 10 years
Investor Class	1.59%	1.29%	2.96%
Fidelity Advantage® Class	1.69%	1.39%	3.07%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Short-Term Treasury Bond Index Fund - Investor Class on February 28, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-5 Year Treasury Bond Index performed over the same period.

Period Ending Values
$13,392	Spartan® Short-Term Treasury Bond Index Fund - Investor Class
$13,672	Barclays® U.S. 1-5 Year Treasury Bond Index

Spartan® Intermediate Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 29, 2016	Past 1 year	Past 5 years	Past 10 years
Investor Class	4.25%	4.54%	5.45%
Fidelity Advantage® Class	4.35%	4.65%	5.56%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Intermediate Treasury Bond Index Fund - Investor Class on February 28, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 5-10 Year Treasury Bond Index performed over the same period.

Period Ending Values
$17,004	Spartan® Intermediate Treasury Bond Index Fund - Investor Class
$17,363	Barclays® U.S. 5-10 Year Treasury Bond Index

Spartan® Long-Term Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 29, 2016	Past 1 year	Past 5 years	Past 10 years
Investor Class	3.78%	9.45%	7.38%
Fidelity Advantage® Class	3.89%	9.55%	7.48%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Long-Term Treasury Bond Index Fund - Investor Class on February 28, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Long Treasury Bond Index performed over the same period.

Period Ending Values
$20,377	Spartan® Long-Term Treasury Bond Index Fund - Investor Class
$20,791	Barclays® U.S. Long Treasury Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds posted a modest return for the year ending February 29, 2016, amid an environment in which investors largely avoided riskier debt. The Barclays® U.S. Aggregate Bond Index returned 1.50%, with coupon (stated interest) payments more than making up for bond-price declines. Bond yields rose early in the period due to increased expectations for higher policy interest rates. The U.S. Federal Reserve, however, took no action to raise rates over the summer amid a dampened global economic outlook. Rate-hike expectations cooled in September, in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices. They then rose significantly in late October and November, as the U.S. economy continued to improve, leading to the Fed’s mid-December rate hike, its first since 2006. Bond prices rallied late in the period, partly because global investors faced with negative yields in Japan and parts of Europe were attracted to U.S. Treasury investments, which returned about 3% for the period, leading all major sectors. Conversely, investment-grade credit declined for the period, and securitized sectors managed positive returns that lagged on a risk-adjusted basis. Outside the index, U.S. corporate high-yield bonds fell sharply, according to Barclays, fueled by a broad retreat from risk assets.

Comments from Co-Portfolio Manager Brandon Bettencourt and Jay Small, who succeeded Alan Bembenek as Co-Portfolio Manager on May 1, 2015:  For the year, the share classes of the Spartan® Treasury Bond Index Funds performed roughly in line with their respective Barclays® benchmarks. (For specific portfolio results, please refer to the Performance sections of this report.) In keeping with the funds' investment objectives, our goal is to produce monthly returns, before expenses, that closely match those of the funds' indexes using a method known as stratified sampling. The period was characterized by elevated U.S. Treasury market volatility, as investors grappled with uncertainty over the pace of global economic growth and divergent monetary policy. Against that backdrop, the Intermediate fund posted the biggest gains for the year, as yields to maturity on U.S. Treasuries with maturities of between 5 and 10 years declined the most on a proportional basis. To a lesser extent, the Long-Term fund also benefited from declining yields on Treasuries with maturities of more than 10 years. The Short-Term fund’s return was somewhat depressed, although still positive, as price gains among longer-term bonds in this part of the yield curve offset price declines experienced by very short-term Treasuries, the most sensitive to the Fed's move toward monetary policy tightening.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Spartan® Short-Term Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of February 29, 2016

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	25.9	33.6
1 - 1.99%	50.6	42.2
2 - 2.99%	12.4	8.7
3 - 3.99%	7.8	10.8
4 - 4.99%	1.6	2.6
7 - 7.99%	0.0	0.3
8 - 8.99%	1.2	1.3
9 - 9.99%	0.2	0.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	2.8	2.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	2.7	2.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016
U.S. Treasury Obligations	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

As of August 31, 2015
U.S. Treasury Obligations	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Spartan® Short-Term Treasury Bond Index Fund

Investments February 29, 2016

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
8.125% 8/15/19	$1,765,000	$2,191,013
8.5% 2/15/20	908,000	1,167,348
8.75% 5/15/17	2,995,000	3,282,802
8.75% 5/15/20	866,000	1,134,426
8.75% 8/15/20	1,619,000	2,148,337
8.875% 8/15/17	1,702,000	1,903,049
8.875% 2/15/19	2,140,000	2,639,305
9% 11/15/18	1,364,000	1,661,658
9.125% 5/15/18	817,000	965,975
U.S. Treasury Notes:
0.5% 3/31/17	7,561,000	7,543,277
0.5% 4/30/17	6,653,000	6,634,811
0.5% 7/31/17	8,748,000	8,714,854
0.625% 5/31/17	19,423,000	19,392,658
0.625% 6/30/17	8,326,000	8,312,012
0.625% 7/31/17	7,884,000	7,868,910
0.625% 8/31/17	18,660,000	18,617,716
0.625% 9/30/17	17,493,000	17,449,268
0.625% 11/30/17	10,685,000	10,652,443
0.625% 4/30/18	9,840,000	9,798,485
0.75% 3/15/17	9,916,000	9,920,651
0.75% 6/30/17	10,416,000	10,416,406
0.75% 10/31/17	17,038,000	17,026,022
0.75% 12/31/17	8,747,000	8,738,113
0.75% 1/31/18	7,752,000	7,745,341
0.75% 2/28/18	17,698,000	17,682,797
0.75% 3/31/18	7,504,000	7,495,205
0.75% 4/15/18	8,054,000	8,042,048
0.875% 4/15/17	9,226,000	9,240,780
0.875% 4/30/17	10,829,000	10,846,770
0.875% 5/15/17	9,215,000	9,230,841
0.875% 6/15/17	7,537,000	7,549,662
0.875% 7/15/17	7,596,000	7,607,272
0.875% 8/15/17	8,440,000	8,451,867
0.875% 10/15/17	7,860,000	7,870,132
0.875% 11/15/17	8,323,000	8,333,079
0.875% 11/30/17	7,559,000	7,569,923
0.875% 1/15/18	6,641,000	6,649,042
0.875% 1/31/18	7,104,000	7,113,988
0.875% 7/15/18	6,368,000	6,374,718
0.875% 10/15/18	6,196,000	6,199,148
0.875% 7/31/19	3,934,000	3,916,022
1% 3/31/17	10,816,000	10,848,113
1% 9/15/17	8,618,000	8,646,612
1% 12/15/17	7,201,000	7,226,600
1% 12/31/17	8,322,000	8,351,909
1% 2/15/18	6,933,000	6,959,540
1% 3/15/18	7,725,000	7,755,174
1% 5/15/18	8,050,000	8,079,246
1% 5/31/18	11,031,000	11,071,506
1% 8/15/18	7,059,000	7,085,471
1% 9/15/18	7,027,000	7,053,077
1% 6/30/19	3,904,000	3,906,440
1% 8/31/19	5,301,000	5,295,407
1% 9/30/19	6,315,000	6,303,406
1% 11/30/19	6,325,000	6,304,494
1.125% 6/15/18	8,049,000	8,103,395
1.125% 1/15/19	8,050,000	8,100,626
1.125% 5/31/19	4,196,000	4,216,653
1.125% 12/31/19	6,267,000	6,271,650
1.125% 3/31/20	4,996,000	4,991,708
1.125% 4/30/20	7,679,000	7,669,401
1.25% 10/31/18	8,770,000	8,857,358
1.25% 11/15/18	6,406,000	6,469,560
1.25% 11/30/18	8,765,000	8,853,334
1.25% 12/15/18	6,660,000	6,725,821
1.25% 1/31/19	6,975,000	7,045,566
1.25% 4/30/19	3,512,000	3,543,826
1.25% 10/31/19	4,567,000	4,597,151
1.25% 1/31/20	9,991,000	10,040,176
1.25% 2/29/20	5,911,000	5,937,322
1.375% 6/30/18	7,231,000	7,323,362
1.375% 7/31/18	8,191,000	8,298,507
1.375% 9/30/18	14,883,000	15,084,159
1.375% 11/30/18	4,227,000	4,284,132
1.375% 12/31/18	5,946,000	6,026,134
1.375% 2/28/19	6,768,000	6,856,566
1.375% 1/31/20	6,113,000	6,172,461
1.375% 2/29/20	11,463,000	11,568,677
1.375% 3/31/20	9,984,000	10,072,528
1.375% 4/30/20	10,908,000	11,000,467
1.375% 5/31/20	8,124,000	8,190,324
1.375% 8/31/20	10,994,000	11,082,897
1.375% 9/30/20	11,128,000	11,207,988
1.375% 10/31/20	10,996,000	11,072,884
1.375% 1/31/21	10,051,000	10,117,749
1.5% 8/31/18	14,354,000	14,590,052
1.5% 12/31/18	10,822,000	11,003,777
1.5% 1/31/19	10,165,000	10,335,742
1.5% 2/28/19	10,243,000	10,416,250
1.5% 3/31/19	3,461,000	3,519,269
1.5% 5/31/19	10,977,000	11,159,668
1.5% 10/31/19	11,016,000	11,185,977
1.5% 11/30/19	11,461,000	11,635,150
1.5% 5/31/20	11,462,000	11,616,026
1.625% 3/31/19	10,688,000	10,909,274
1.625% 4/30/19	9,600,000	9,798,749
1.625% 6/30/19	11,412,000	11,649,153
1.625% 7/31/19	10,809,000	11,031,093
1.625% 8/31/19	10,987,000	11,211,893
1.625% 12/31/19	11,459,000	11,682,806
1.625% 6/30/20	11,460,000	11,669,947
1.625% 7/31/20	10,992,000	11,193,802
1.625% 11/30/20	10,375,000	10,574,802
1.75% 10/31/18	3,307,000	3,385,412
1.75% 9/30/19	10,985,000	11,252,759
1.75% 10/31/20	8,884,000	9,091,521
1.75% 12/31/20	9,866,000	10,104,945
1.875% 8/31/17	8,543,000	8,682,490
1.875% 9/30/17	7,555,000	7,683,080
1.875% 10/31/17	8,363,000	8,510,331
1.875% 6/30/20	5,100,000	5,249,415
2% 7/31/20	7,404,000	7,656,491
2% 9/30/20	6,305,000	6,524,446
2% 11/30/20	7,865,000	8,136,280
2.125% 8/31/20	8,063,000	8,382,367
2.125% 1/31/21	6,935,000	7,221,069
2.25% 11/30/17	7,220,000	7,399,937
2.25% 7/31/18	3,067,000	3,171,710
2.375% 7/31/17	7,233,000	7,397,153
2.375% 5/31/18	3,407,000	3,525,182
2.375% 6/30/18	4,283,000	4,437,758
2.375% 12/31/20	7,787,000	8,194,299
2.5% 6/30/17	6,901,000	7,059,509
2.625% 1/31/18	5,266,000	5,447,635
2.625% 4/30/18	3,653,000	3,793,699
2.625% 8/15/20	10,740,000	11,397,406
2.625% 11/15/20	17,608,000	18,711,247
2.75% 5/31/17	6,573,000	6,737,838
2.75% 12/31/17	4,806,000	4,974,772
2.75% 2/28/18	4,031,000	4,185,625
2.75% 2/15/19	7,858,000	8,277,295
2.875% 3/31/18	5,288,000	5,510,466
3.125% 4/30/17	5,819,000	5,979,703
3.125% 5/15/19	9,879,000	10,553,163
3.25% 3/31/17	7,246,000	7,442,149
3.375% 11/15/19	11,568,000	12,535,467
3.5% 2/15/18	7,296,000	7,677,617
3.5% 5/15/20	9,935,000	10,876,113
3.625% 8/15/19	8,769,000	9,541,084
3.625% 2/15/20	13,748,000	15,068,564
3.75% 11/15/18	8,577,000	9,241,718
3.875% 5/15/18	3,912,000	4,175,907
4% 8/15/18	4,141,000	4,467,265
4.25% 11/15/17	4,525,000	4,788,369
4.5% 5/15/17	4,234,000	4,424,530
4.75% 8/15/17	4,811,000	5,088,571
		1,189,913,338
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,181,197,688)		1,189,913,338
	Maturity Amount	Value

Cash Equivalents - 0.3%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) #
(Cost $3,883,000)	3,883,043	3,883,000
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $1,185,080,688)		1,193,796,338
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,538,712
NET ASSETS - 100%		$1,197,335,050

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$3,883,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$3,883,000
$3,883,000

See accompanying notes which are an integral part of the financial statements.

Spartan® Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016
Assets
Investment in securities, at value (including repurchase agreements of $3,883,000) — See accompanying schedule: Unaffiliated issuers (cost $1,185,080,688)		$1,193,796,338
Cash		359
Receivable for investments sold		38,249,988
Receivable for fund shares sold		3,484,756
Interest receivable		3,831,074
Total assets		1,239,362,515
Liabilities
Payable for investments purchased	$40,010,403
Payable for fund shares redeemed	1,792,426
Distributions payable	124,861
Accrued management fee	47,660
Other affiliated payables	52,115
Total liabilities		42,027,465
Net Assets		$1,197,335,050
Net Assets consist of:
Paid in capital		$1,188,038,668
Undistributed net investment income		753,945
Accumulated undistributed net realized gain (loss) on investments		(173,213)
Net unrealized appreciation (depreciation) on investments		8,715,650
Net Assets		$1,197,335,050
Investor Class:
Net Asset Value, offering price and redemption price per share ($52,372,706 ÷ 4,977,701 shares)		$10.52
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($1,144,962,344 ÷ 108,821,685 shares)		$10.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 29, 2016
Investment Income
Interest		$10,147,202
Expenses
Management fee	$464,945
Transfer agent fees	506,127
Independent trustees' compensation	3,701
Miscellaneous	1,261
Total expenses before reductions	976,034
Expense reductions	(269)	975,765
Net investment income (loss)		9,171,437
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		907,768
Change in net unrealized appreciation (depreciation) on investment securities		5,944,277
Net gain (loss)		6,852,045
Net increase (decrease) in net assets resulting from operations		$16,023,482

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 29, 2016	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,171,437	$7,051,865
Net realized gain (loss)	907,768	1,861,181
Change in net unrealized appreciation (depreciation)	5,944,277	(957,564)
Net increase (decrease) in net assets resulting from operations	16,023,482	7,955,482
Distributions to shareholders from net investment income	(8,617,006)	(6,489,394)
Distributions to shareholders from net realized gain	(1,600,510)	(2,411,582)
Total distributions	(10,217,516)	(8,900,976)
Share transactions - net increase (decrease)	352,099,346	78,036,011
Total increase (decrease) in net assets	357,905,312	77,090,517
Net Assets
Beginning of period	839,429,738	762,339,221
End of period (including undistributed net investment income of $753,945 and undistributed net investment income of $424,359, respectively)	$1,197,335,050	$839,429,738

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Short-Term Treasury Bond Index Fund Investor Class

Years ended February 28,	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.46	$10.48	$10.59	$10.63	$10.49
Income from Investment Operations
Net investment income (loss)B	.094	.084	.081	.097	.127
Net realized and unrealized gain (loss)	.071	.004	(.071)	(.007)	.193
Total from investment operations	.165	.088	.010	.090	.320
Distributions from net investment income	(.087)	(.076)	(.082)	(.097)	(.125)
Distributions from net realized gain	(.018)	(.032)	(.038)	(.033)	(.055)
Total distributions	(.105)	(.108)	(.120)	(.130)	(.180)
Net asset value, end of period	$10.52	$10.46	$10.48	$10.59	$10.63
Total ReturnC	1.59%	.85%	.10%	.85%	3.07%
Ratios to Average Net AssetsD
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.89%	.80%	.77%	.91%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$52,373	$32,619	$28,114	$37,739	$191,449
Portfolio turnover rate	41%	40%	47%	56%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Short-Term Treasury Bond Index Fund Fidelity Advantage Class

Years ended February 28,	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.46	$10.48	$10.59	$10.63	$10.49
Income from Investment Operations
Net investment income (loss)B	.104	.094	.091	.106	.137
Net realized and unrealized gain (loss)	.072	.005	(.071)	(.006)	.193
Total from investment operations	.176	.099	.020	.100	.330
Distributions from net investment income	(.098)	(.087)	(.092)	(.107)	(.135)
Distributions from net realized gain	(.018)	(.032)	(.038)	(.033)	(.055)
Total distributions	(.116)	(.119)	(.130)	(.140)	(.190)
Net asset value, end of period	$10.52	$10.46	$10.48	$10.59	$10.63
Total ReturnC	1.69%	.95%	.20%	.95%	3.17%
Ratios to Average Net AssetsD
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.99%	.90%	.87%	1.01%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$1,144,962	$806,810	$734,225	$750,114	$594,116
Portfolio turnover rate	41%	40%	47%	56%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Spartan® Intermediate Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of February 29, 2016

	% of fund's investments	% of fund's investments 6 months ago
1 - 1.99%	24.9	21.4
2 - 2.99%	68.7	69.2
3 - 3.99%	1.9	4.9
6 - 6.99%	0.9	0.9
7 - 7.99%	1.7	1.8
8 - 8.99%	1.3	1.3

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	7.1	7.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	6.5	6.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016
U.S. Treasury Obligations	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

As of August 31, 2015
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Spartan® Intermediate Treasury Bond Index Fund

Investments February 29, 2016

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
6.25% 8/15/23	$6,461,000	$8,603,733
6.875% 8/15/25	3,411,000	4,947,284
7.125% 2/15/23	4,251,000	5,834,332
7.25% 8/15/22	4,040,000	5,483,670
7.5% 11/15/24	4,059,000	5,977,669
7.625% 11/15/22	2,363,000	3,293,339
7.625% 2/15/25	3,759,000	5,616,769
8% 11/15/21	8,514,000	11,616,953
8.125% 5/15/21	3,169,000	4,251,410
8.125% 8/15/21	3,025,000	4,105,373
U.S. Treasury Notes:
1.5% 1/31/22	25,909,000	26,035,514
1.625% 8/15/22	20,124,000	20,346,471
1.625% 11/15/22	30,295,000	30,562,444
1.75% 2/28/22	25,894,000	26,368,378
1.75% 3/31/22	25,895,000	26,362,327
1.75% 4/30/22	25,897,000	26,358,277
1.75% 5/15/22	22,977,000	23,384,474
1.75% 9/30/22	23,722,000	24,106,557
1.75% 1/31/23	24,097,000	24,469,756
1.75% 5/15/23	42,910,000	43,562,017
1.875% 11/30/21	24,092,000	24,737,593
1.875% 5/31/22	23,141,000	23,723,135
1.875% 8/31/22	25,890,000	26,518,040
1.875% 10/31/22	25,892,000	26,515,013
2% 5/31/21	22,980,000	23,785,196
2% 8/31/21	24,271,000	25,094,879
2% 10/31/21	23,776,000	24,576,585
2% 11/15/21	33,806,000	34,965,444
2% 2/15/22	26,821,000	27,750,294
2% 7/31/22	25,890,000	26,718,273
2% 11/30/22	25,888,000	26,714,190
2% 2/15/23	44,611,000	46,062,597
2% 2/15/25	58,005,000	59,364,521
2% 8/15/25	58,006,000	59,308,873
2.125% 6/30/21	22,613,000	23,543,141
2.125% 8/15/21	33,855,000	35,223,758
2.125% 9/30/21	25,879,000	26,930,334
2.125% 12/31/21	24,563,000	25,551,268
2.125% 6/30/22	25,883,000	26,913,273
2.125% 12/31/22	25,883,000	26,933,487
2.125% 5/15/25	57,350,000	59,274,379
2.25% 3/31/21	22,676,000	23,749,573
2.25% 4/30/21	23,855,000	24,989,973
2.25% 7/31/21	23,761,000	24,893,354
2.25% 11/15/24	55,105,000	57,591,172
2.25% 11/15/25	57,845,000	60,436,746
2.375% 8/15/24	54,849,000	57,917,143
2.5% 8/15/23	36,352,000	38,825,645
2.5% 5/15/24	56,480,000	60,217,395
2.75% 11/15/23	50,569,000	54,920,715
2.75% 2/15/24	43,920,000	47,682,363
3.125% 5/15/21	26,345,000	28,742,817
		1,491,457,916
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,440,067,954)		1,491,457,916
	Maturity Amount	Value

Cash Equivalents - 0.4%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) #
(Cost $6,732,000)	6,732,075	6,732,000
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,446,799,954)		1,498,189,916
NET OTHER ASSETS (LIABILITIES) - 0.0%		(517,437)
NET ASSETS - 100%		$1,497,672,479

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$6,732,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$6,732,000
$6,732,000

See accompanying notes which are an integral part of the financial statements.

Spartan® Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016
Assets
Investment in securities, at value (including repurchase agreements of $6,732,000) — See accompanying schedule: Unaffiliated issuers (cost $1,446,799,954)		$1,498,189,916
Receivable for investments sold		65,641,225
Receivable for fund shares sold		2,542,746
Interest receivable		5,846,576
Total assets		1,572,220,463
Liabilities
Payable to custodian bank	$44,792
Payable for investments purchased	71,902,504
Payable for fund shares redeemed	2,328,794
Distributions payable	136,280
Accrued management fee	61,702
Other affiliated payables	73,912
Total liabilities		74,547,984
Net Assets		$1,497,672,479
Net Assets consist of:
Paid in capital		$1,437,302,887
Undistributed net investment income		2,097,132
Accumulated undistributed net realized gain (loss) on investments		6,882,498
Net unrealized appreciation (depreciation) on investments		51,389,962
Net Assets		$1,497,672,479
Investor Class:
Net Asset Value, offering price and redemption price per share ($145,402,633 ÷ 12,908,053 shares)		$11.26
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($1,352,269,846 ÷ 120,043,845 shares)		$11.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 29, 2016
Investment Income
Interest		$28,378,653
Expenses
Management fee	$667,481
Transfer agent fees	807,498
Independent trustees' compensation	5,372
Interest	200
Miscellaneous	1,837
Total expenses before reductions	1,482,388
Expense reductions	(743)	1,481,645
Net investment income (loss)		26,897,008
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10,349,661
Change in net unrealized appreciation (depreciation) on investment securities		19,828,713
Net gain (loss)		30,178,374
Net increase (decrease) in net assets resulting from operations		$57,075,382

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 29, 2016	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,897,008	$24,606,111
Net realized gain (loss)	10,349,661	8,726,236
Change in net unrealized appreciation (depreciation)	19,828,713	22,905,735
Net increase (decrease) in net assets resulting from operations	57,075,382	56,238,082
Distributions to shareholders from net investment income	(26,318,360)	(23,128,933)
Distributions to shareholders from net realized gain	(10,088,208)	(3,094,049)
Total distributions	(36,406,568)	(26,222,982)
Share transactions - net increase (decrease)	282,571,392	125,442,963
Total increase (decrease) in net assets	303,240,206	155,458,063
Net Assets
Beginning of period	1,194,432,273	1,038,974,210
End of period (including undistributed net investment income of $2,097,132 and undistributed net investment income of $2,098,638, respectively)	$1,497,672,479	$1,194,432,273

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Intermediate Treasury Bond Index Fund Investor Class

Years ended February 28,	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.09	$10.80	$11.34	$11.55	$10.61
Income from Investment Operations
Net investment income (loss)B	.212	.227	.206	.225	.281
Net realized and unrealized gain (loss)	.250	.305	(.461)	.134	1.097
Total from investment operations	.462	.532	(.255)	.359	1.378
Distributions from net investment income	(.208)	(.213)	(.201)	(.222)	(.276)
Distributions from net realized gain	(.084)	(.029)	(.084)	(.347)	(.162)
Total distributions	(.292)	(.242)	(.285)	(.569)	(.438)
Net asset value, end of period	$11.26	$11.09	$10.80	$11.34	$11.55
Total ReturnC	4.25%	4.98%	(2.26)%	3.17%	13.15%
Ratios to Average Net AssetsD
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.93%	2.08%	1.89%	1.94%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$145,403	$148,250	$106,544	$132,004	$580,365
Portfolio turnover rate	48%	53%	46%	54%	76%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Intermediate Treasury Bond Index Fund Fidelity Advantage Class

Years ended February 28,	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.09	$10.80	$11.34	$11.55	$10.61
Income from Investment Operations
Net investment income (loss)B	.223	.238	.217	.233	.292
Net realized and unrealized gain (loss)	.250	.305	(.461)	.137	1.098
Total from investment operations	.473	.543	(.244)	.370	1.390
Distributions from net investment income	(.219)	(.224)	(.212)	(.233)	(.288)
Distributions from net realized gain	(.084)	(.029)	(.084)	(.347)	(.162)
Total distributions	(.303)	(.253)	(.296)	(.580)	(.450)
Net asset value, end of period	$11.26	$11.09	$10.80	$11.34	$11.55
Total ReturnC	4.35%	5.09%	(2.16)%	3.27%	13.26%
Ratios to Average Net AssetsD
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.03%	2.18%	1.99%	2.04%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,352,270	$1,046,182	$932,430	$1,204,856	$633,577
Portfolio turnover rate	48%	53%	46%	54%	76%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Spartan® Long-Term Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of February 29, 2016

	% of fund's investments	% of fund's investments 6 months ago
2 - 2.99%	17.6	15.7
3 - 3.99%	49.3	47.6
4 - 4.99%	21.3	22.7
5 - 5.99%	5.5	5.9
6 - 6.99%	5.5	7.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	25.1	25.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	17.8	17.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

As of August 31, 2015
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Spartan® Long-Term Treasury Bond Index Fund

Investments February 29, 2016

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
2.5% 2/15/45	$53,418,000	$52,067,967
2.75% 8/15/42	30,303,000	31,405,029
2.75% 11/15/42	37,502,000	38,808,720
2.875% 5/15/43	52,942,000	56,019,254
2.875% 8/15/45	53,365,000	56,197,934
3% 5/15/42	19,730,000	21,518,031
3% 11/15/44	53,506,000	57,817,835
3% 5/15/45	53,403,000	57,660,661
3% 11/15/45	53,346,000	57,653,263
3.125% 11/15/41	18,288,000	20,451,836
3.125% 2/15/42	22,748,000	25,425,326
3.125% 2/15/43	37,689,000	41,896,638
3.125% 8/15/44	52,933,000	58,685,335
3.375% 5/15/44	53,467,000	62,203,401
3.5% 2/15/39	15,465,000	18,480,675
3.625% 8/15/43	43,916,000	53,598,117
3.625% 2/15/44	53,182,000	64,807,266
3.75% 8/15/41	20,499,000	25,397,933
3.75% 11/15/43	52,845,000	65,963,348
3.875% 8/15/40	21,105,000	26,575,817
4.25% 5/15/39	14,355,000	19,078,685
4.25% 11/15/40	22,252,000	29,597,763
4.375% 2/15/38	8,336,000	11,309,284
4.375% 11/15/39	16,695,000	22,564,995
4.375% 5/15/40	23,444,000	31,712,582
4.375% 5/15/41	18,273,000	24,800,609
4.5% 2/15/36	18,834,000	25,920,293
4.5% 5/15/38	9,966,000	13,748,406
4.5% 8/15/39	15,789,000	21,716,664
4.625% 2/15/40	28,735,000	40,205,437
4.75% 2/15/37	6,613,000	9,393,304
4.75% 2/15/41	24,438,000	34,897,660
5% 5/15/37	8,310,000	12,203,368
5.25% 11/15/28	10,755,000	14,738,555
5.25% 2/15/29	7,546,000	10,373,690
5.375% 2/15/31	16,787,000	24,058,524
5.5% 8/15/28	8,181,000	11,403,226
6.125% 11/15/27	12,444,000	17,997,620
6.125% 8/15/29	6,711,000	10,000,175
6.25% 5/15/30	10,463,000	15,962,206
6.375% 8/15/27	5,110,000	7,491,142
6.5% 11/15/26	6,807,000	9,919,610
6.625% 2/15/27	4,082,000	6,031,155
6.75% 8/15/26	4,275,000	6,299,114
		1,324,058,453
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,207,717,395)		1,324,058,453
	Maturity Amount	Value

Cash Equivalents - 0.8%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) #
(Cost $10,906,000)	10,906,121	10,906,000
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $1,218,623,395)		1,334,964,453
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(4,276,705)
NET ASSETS - 100%		$1,330,687,748

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$10,906,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$10,906,000
$10,906,000

See accompanying notes which are an integral part of the financial statements.

Spartan® Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016
Assets
Investment in securities, at value (including repurchase agreements of $10,906,000) — See accompanying schedule: Unaffiliated issuers (cost $1,218,623,395)		$1,334,964,453
Cash		34,872
Receivable for investments sold		13,923,821
Receivable for fund shares sold		5,746,412
Interest receivable		6,546,007
Total assets		1,361,215,565
Liabilities
Payable for investments purchased	$27,797,419
Payable for fund shares redeemed	2,359,941
Distributions payable	229,006
Accrued management fee	52,164
Other affiliated payables	89,287
Total liabilities		30,527,817
Net Assets		$1,330,687,748
Net Assets consist of:
Paid in capital		$1,280,510,255
Undistributed net investment income		323,771
Accumulated undistributed net realized gain (loss) on investments		(66,487,336)
Net unrealized appreciation (depreciation) on investments		116,341,058
Net Assets		$1,330,687,748
Investor Class:
Net Asset Value, offering price and redemption price per share ($459,361,598 ÷ 33,358,981 shares)		$13.77
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($871,326,150 ÷ 63,270,636 shares)		$13.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 29, 2016
Investment Income
Interest		$34,369,256
Expenses
Management fee	$607,353
Transfer agent fees	957,073
Independent trustees' compensation	4,976
Miscellaneous	1,691
Total expenses before reductions	1,571,093
Expense reductions	(343)	1,570,750
Net investment income (loss)		32,798,506
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(55,862,631)
Change in net unrealized appreciation (depreciation) on investment securities		55,122,590
Net gain (loss)		(740,041)
Net increase (decrease) in net assets resulting from operations		$32,058,465

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 29, 2016	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,798,506	$15,695,663
Net realized gain (loss)	(55,862,631)	(1,001,382)
Change in net unrealized appreciation (depreciation)	55,122,590	46,228,417
Net increase (decrease) in net assets resulting from operations	32,058,465	60,922,698
Distributions to shareholders from net investment income	(32,629,652)	(15,404,561)
Share transactions - net increase (decrease)	(54,540,048)	1,026,007,376
Total increase (decrease) in net assets	(55,111,235)	1,071,525,513
Net Assets
Beginning of period	1,385,798,983	314,273,470
End of period (including undistributed net investment income of $323,771 and undistributed net investment income of $323,828, respectively)	$1,330,687,748	$1,385,798,983

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Long-Term Treasury Bond Index Fund Investor Class

Years ended February 28,	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$11.66	$12.69	$12.63	$10.28
Income from Investment Operations
Net investment income (loss)B	.344	.385	.399	.386	.406
Net realized and unrealized gain (loss)	.149C	1.953	(1.044)	.058	2.427
Total from investment operations	.493	2.338	(.645)	.444	2.833
Distributions from net investment income	(.343)	(.378)	(.385)	(.384)	(.404)
Distributions from net realized gain	–	–	–	–	(.079)
Total distributions	(.343)	(.378)	(.385)	(.384)	(.483)
Net asset value, end of period	$13.77	$13.62	$11.66	$12.69	$12.63
Total ReturnD	3.78%	20.37%	(5.06)%	3.47%	27.97%
Ratios to Average Net AssetsE
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.63%	2.91%	3.30%	2.94%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$459,362	$321,709	$13,954	$89,009	$147,936
Portfolio turnover rate	71%	35%	51%	60%	52%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Long-Term Treasury Bond Index Fund Fidelity Advantage Class

Years ended February 28,	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$11.66	$12.69	$12.63	$10.28
Income from Investment Operations
Net investment income (loss)B	.356	.383	.402	.394	.412
Net realized and unrealized gain (loss)	.150C	1.968	(1.035)	.062	2.433
Total from investment operations	.506	2.351	(.633)	.456	2.845
Distributions from net investment income	(.356)	(.391)	(.397)	(.396)	(.416)
Distributions from net realized gain	–	–	–	–	(.079)
Total distributions	(.356)	(.391)	(.397)	(.396)	(.495)
Net asset value, end of period	$13.77	$13.62	$11.66	$12.69	$12.63
Total ReturnD	3.89%	20.48%	(4.96)%	3.57%	28.10%
Ratios to Average Net AssetsE
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.73%	3.01%	3.40%	3.04%	3.52%
Supplemental Data
Net assets, end of period (000 omitted)	$871,326	$1,064,090	$300,319	$350,855	$267,224
Portfolio turnover rate	71%	35%	51%	60%	52%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2016

1. Organization.

Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Short-Term Treasury Bond Index Fund	$1,184,459,463	$9,728,314	$(391,439)	$9,336,875
Spartan Intermediate Treasury Bond Index Fund	1,446,367,556	51,971,138	(148,778)	51,822,360
Spartan Long-Term Treasury Bond Index Fund	1,224,754,241	112,982,093	(2,771,881)	110,210,212

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Short-Term Treasury Bond Index Fund	$–	$–	$–	$9,336,875
Spartan Intermediate Treasury Bond Index Fund	591,211	7,956,021	–	51,822,360
Spartan Long-Term Treasury Bond Index Fund	–	–	(59,800,269)	110,210,212

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Spartan Long-Term Treasury Bond Index Fund	$(59,800,269)	–	$(59,800,269)	$(59,800,269)

The tax character of distributions paid was as follows:

February 29, 2016
	Ordinary Income	Long-term Capital Gains	Total
Spartan Short-Term Treasury Bond Index Fund	$8,617,006	$1,600,510	$10,217,516
Spartan Intermediate Treasury Bond Index Fund	26,917,046	9,489,522	36,406,568
Spartan Long-Term Treasury Bond Index Fund	32,629,652	–	32,629,652

February 28, 2015
	Ordinary Income	Long-term Capital Gains	Total
Spartan Short-Term Treasury Bond Index Fund	$6,489,394	$2,411,582	$8,900,976
Spartan Intermediate Treasury Bond Index Fund	23,696,220	2,526,762	26,222,982
Spartan Long-Term Treasury Bond Index Fund	15,404,561	–	15,404,561

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .05% of each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed an annual rate of .20% and .10% of average net assets for each Investor Class and Fidelity Advantage Class, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .17% and .12% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, the Investor Class and Fidelity Advantage Class for each fund pay a portion of the transfer agent fees at an annual rate of .15% and .05% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Short-Term Treasury Bond Index Fund
Investor Class	$61,773
Fidelity Advantage Class	444,354
$506,127
Spartan Intermediate Treasury Bond Index Fund
Investor Class	$210,024
Fidelity Advantage Class	597,474
$807,498
Spartan Long-Term Treasury Bond Index Fund
Investor Class	$524,580
Fidelity Advantage Class	432,493
$957,073

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Spartan Intermediate Treasury Bond Index Fund had no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Intermediate Treasury Bond Index Fund	Borrower	$5,140,000.35%		$200

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

4. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Short-Term Treasury Bond Index Fund	$1,261
Spartan Intermediate Treasury Bond Index Fund	1,837
Spartan Long-Term Treasury Bond Index Fund	1,691

During the period, the Funds did not borrow on this line of credit.

5. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Security lending activity was as follows:

Total Security Lending Income
Spartan Intermediate Treasury Bond Index Fund	$25,904
Spartan Long-Term Treasury Bond Index Fund	$619

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Short-Term Treasury Bond Index Fund	$269
Spartan Intermediate Treasury Bond Index Fund	743
Spartan Long-Term Treasury Bond Index Fund	343

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 29, 2016	Year ended February 28, 2015
Spartan Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$343,328	$213,219
Fidelity Advantage Class	8,273,678	6,276,175
Total	$8,617,006	$6,489,394
From net realized gain
Investor Class	$74,615	$89,222
Fidelity Advantage Class	1,525,895	2,322,360
Total	$1,600,510	$2,411,582
Spartan Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$2,636,162	$2,396,598
Fidelity Advantage Class	23,682,198	20,732,335
Total	$26,318,360	$23,128,933
From net realized gain
Investor Class	$1,139,984	$319,134
Fidelity Advantage Class	8,948,224	2,774,915
Total	$10,088,208	$3,094,049
Spartan Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$9,165,826	$2,007,932
Fidelity Advantage Class	23,463,826	13,396,629
Total	$32,629,652	$15,404,561

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	February 29, 2016	February 28, 2015	February 29, 2016	February 28, 2015
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	7,866,309	3,144,261	$82,349,454	$32,860,654
Reinvestment of distributions	23,291	18,991	243,822	198,483
Shares redeemed	(6,029,770)	(2,729,269)	(63,136,504)	(28,509,238)
Net increase (decrease)	1,859,830	433,983	$19,456,772	$4,549,899
Fidelity Advantage Class
Shares sold	59,352,647	29,676,315	$621,987,519	$310,236,776
Reinvestment of distributions	802,769	722,013	8,405,639	7,546,340
Shares redeemed	(28,449,411)	(23,372,304)	(297,750,584)	(244,297,004)
Net increase (decrease)	31,706,005	7,026,024	$332,642,574	$73,486,112
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	16,844,469	10,901,211	$184,788,764	$119,637,007
Reinvestment of distributions	334,776	241,948	3,692,766	2,644,760
Shares redeemed	(17,635,031)	(7,644,701)	(193,051,544)	(83,616,155)
Net increase (decrease)	(455,786)	3,498,458	$(4,570,014)	$38,665,612
Fidelity Advantage Class
Shares sold	63,408,562	44,039,576	$699,870,955	$481,254,680
Reinvestment of distributions	2,772,418	2,031,396	30,572,533	22,178,818
Shares redeemed	(40,442,305)	(38,099,842)	(443,302,082)	(416,656,147)
Net increase (decrease)	25,738,675	7,971,130	$287,141,406	$86,777,351
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	48,847,606	30,293,182	$626,765,538	$406,774,805
Reinvestment of distributions	687,091	143,739	8,998,507	1,920,764
Shares redeemed	(39,795,603)	(8,014,261)	(506,380,225)	(103,442,814)
Net increase (decrease)	9,739,094	22,422,660	$129,383,820	$305,252,755
Fidelity Advantage Class
Shares sold	79,491,584	75,573,027	$1,030,206,365	$1,014,577,424
Reinvestment of distributions	1,659,036	973,715	21,711,728	12,472,327
Shares redeemed	(95,998,555)	(24,193,479)	(1,235,841,961)	(306,295,130)
Net increase (decrease)	(14,847,935)	52,353,263	$(183,923,868)	$720,754,621

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 27% of the total outstanding shares of the Spartan Long-Term Treasury Bond Index Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (each a fund of Fidelity Salem Street Trust) (the "Funds") at February 29, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 15, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 239 funds. Ms. Acton and Mr. Engler each oversees 234 funds. Mr. von Kuhn oversees 163 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Spartan Short-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$1,000.00	$1,011.00	$1.00
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Fidelity Advantage Class	.10%
Actual		$1,000.00	$1,011.50	$.50
Hypothetical-C		$1,000.00	$1,024.37	$.50
Spartan Intermediate Treasury Bond Index Fund
Investor Class	.20%
Actual		$1,000.00	$1,040.20	$1.01
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Fidelity Advantage Class	.10%
Actual		$1,000.00	$1,040.80	$.51
Hypothetical-C		$1,000.00	$1,024.37	$.50
Spartan Long-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$1,000.00	$1,085.90	$1.04
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Fidelity Advantage Class	.10%
Actual		$1,000.00	$1,086.40	$.52
Hypothetical-C		$1,000.00	$1,024.37	$.50

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Spartan Short-Term Treasury Bond Index Fund	Pay Date	Record Date	Capital Gains
Investor Class	04/18/2016	04/15/2016	$0.000
Advantage Class	04/18/2016	04/15/2016	$0.000

Spartan Intermediate Treasury Bond Index Fund	Pay Date	Record Date	Capital Gains
Investor Class	04/18/2016	04/15/2016	$0.061
Advantage Class	04/18/2016	04/15/2016	$0.061

Spartan Long-Term Treasury Bond Index Fund	Pay Date	Record Date	Capital Gains
Investor Class	04/18/2016	04/15/2016	$0.000
Advantage Class	04/18/2016	04/15/2016	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 29, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Spartan Short-Term Treasury Bond Index Fund	$ 1,174,419
Spartan Intermediate Treasury Bond Index Fund	$ 11,146,894
Spartan Long-Term Treasury Bond Index Fund	$ 0

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Spartan Short-Term Treasury Bond Index Fund
Investor Class	100%
Advantage Class	100%
Spartan Intermediate Treasury Bond Index Fund
Investor Class	100%
Advantage Class	100%
Spartan Long-Term Treasury Bond Index Fund
Investor Class	100%
Advantage Class	100%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2016 to February 29, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Spartan Short-Term Treasury Bond Index Fund	$1,712,131
Spartan Intermediate Treasury Bond Index Fund	$4,394,813
Spartan Long-Term Treasury Bond Index Fund	$5,027,053

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Intermediate Treasury Bond Index Fund/Spartan Long-Term Treasury Bond Index Fund/Spartan Short-Term Treasury Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for each fund in May 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons forthe 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee." The Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee.

Spartan Intermediate Treasury Bond Index Fund

Spartan Long-Term Treasury Bond Index Fund

Spartan Short-Term Treasury Bond Index Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

Furthermore, the Board considered that it had approved an amended and restated management contract for each fund (effective February 1, 2012) that lowered each fund's management fee from 0.10% to 0.05%. The Board considered that the charts reflect each fund's lower management fee for 2012 as if the lower fee were in effect for the entire year.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of each fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of Fidelity Advantage Class of each fund ranked below its competitive median for 2014 and the total expense ratio of Investor Class of each fund ranked equal to its competitive median for 2014.

The Board considered that current contractual arrangements for each fund oblige FMR to pay all "class-level" expenses of each class of each fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.10%; and Investor Class: 0.20%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board consideredthe revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
Proposal 1 reflects trust wide proposal and voting results.

LBX-ANN-0416
1.821048.110

Item 2.

Code of Ethics

As of the end of the period, February 29, 2016, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity SAI Long-Term Treasury Bond Index Fund (the “Fund”):

Services Billed by Deloitte Entities

February 29, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Long-Term Treasury Bond Index Fund	$38,000	$-	$6,100	$400

February 28, 2015 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Long-Term Treasury Bond Index Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity SAI Long-Term Treasury Bond Index Fund commenced operations on October 8, 2015.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund and Spartan Short-Term Treasury Bond Index Fund (the “Funds”):

Services Billed by PwC

February 29, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Intermediate Treasury Bond Index Fund	$76,000	$-	$3,500	$2,500
Spartan Long-Term Treasury Bond Index Fund	$76,000	$-	$3,500	$2,500
Spartan Short-Term Treasury Bond Index Fund	$75,000	$-	$3,500	$2,400

February 28, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Intermediate Treasury Bond Index Fund	$70,000	$-	$3,400	$2,200
Spartan Long-Term Treasury Bond Index Fund	$70,000	$-	$3,400	$1,900
Spartan Short-Term Treasury Bond Index Fund	$70,000	$-	$3,400	$2,000

A Amounts may reflect rounding

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	February 29, 2016A,B	February 28, 2015A,B
Audit-Related Fees	$-	$-
Tax Fees	$10,000	$-
All Other Fees	$-	$245,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI Long-Term Treasury Bond Index Fund’s commencement of operations.

Services Billed by PwC

	February 29, 2016A	February 28, 2015A
Audit-Related Fees	$5,695,000	$5,290,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 29, 2016 A,B	February 28, 2015 A,B,C
PwC	$6,110,000	$8,115,000
Deloitte Entities	$55,000	$1,395,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI Long-Term Treasury Bond Index Fund’s commencement of operations.

C Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 26, 2016